Memorandum items - Additional Information (Details) £ in Millions, $ in Millions, $ in Millions	1 Months Ended													2 Months Ended	6 Months Ended	12 Months Ended					36 Months Ended	69 Months Ended
	Dec. 31, 2025 USD ($)	Nov. 30, 2023	Nov. 30, 2022 entity	Jul. 31, 2022 action	May 31, 2022 GBP (£)	Dec. 31, 2021 item action	Aug. 31, 2021 action	Dec. 31, 2020 GBP (£)	May 31, 2020 item	May 31, 2019 item	Jan. 31, 2017 action	Dec. 31, 2015	Oct. 31, 2012	Oct. 31, 2018 item	Dec. 31, 2019 item	Dec. 31, 2025 GBP (£) action item	Dec. 31, 2025 USD ($) action item	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2018 GBP (£) item company	Dec. 31, 2011 USD ($)	Oct. 15, 2013 AUD ($)
Litigation and regulatory matters
Fee income from trustee or other fiduciary activities which is not included in entity's financial statements | £																£ 339		£ 302	£ 264
provisions utilised | £																446
Litigation and other regulatory
Litigation and regulatory matters
provisions utilised | £																£ 46
London Interbank Offered Rate (LIBOR) litigation
Litigation and regulatory matters
Number of non-class actions pending | action																2
Number of class action lawsuits | action																1	1
US investigations relating to fixed-income securities
Litigation and regulatory matters
Period during which entity is suspected of fraudulent trading																				3 months
Number of wire fraud						1
Number of securities frauds						1
Number of traders conducted trading and breached the NPA																				2
Other IBOR cases
Litigation and regulatory matters
Number of class action lawsuits | action											2
Federal Court of Australia FX antitrust litigation
Litigation and regulatory matters
Number of other parties subject to lawsuit or legal investigation										4
Federal Court of Australia FX antitrust litigation | Minimum
Litigation and regulatory matters
Transaction value of investigated trades | $																						$ 0.5
UK Competition Appeal Tribunal, FX litigation
Litigation and regulatory matters
Number of applications for opt-out collective proceedings															2
Time given to applicants to reformulate their claims as opt-in claims		3 months
Tel Aviv District Court FX antitrust litigations
Litigation and regulatory matters
Number of motions to certify FX-related class actions									1					2
Swaps antitrust litigation
Litigation and regulatory matters
Number of swap execution facilities claiming opportunity to establish exchange like trading if they had not been prevented to do so																3	3
Spoofing litigation
Litigation and regulatory matters
Number of class action lawsuits | action				1		3
Madoff
Litigation and regulatory matters
Number of class action lawsuits | action							1									2	2
Madoff | Minimum
Litigation and regulatory matters
Damages claimed | $																	$ 300
1MDB litigation | Coutts & Co Ltd
Litigation and regulatory matters
Number of other parties subject to lawsuit or legal investigation | entity			6
Contested amount received and paid out | $																					$ 1,000
Review and investigation of treatment of tracker mortgage customers in Ulster Bank Ireland DAC
Litigation and regulatory matters
Number of FSPO adjudications challenged in court												3
Tandanor Litigation in Argentina
Litigation and regulatory matters
Quantifying damages | $	$ 1,100
Entity's percentual participation in privatisation of disputed entity													2.90%
Number of private individuals that are co-defendants in case													11
Offshoring VAT assessments
Litigation and regulatory matters
Claimed unpaid VAT after tax assessment | £																				£ 143
Number of branches subject to tax assessment | company																				2
Payments for tax assessments | £					£ 153			£ 153
Value added tax receivables | £																£ 153